Equity - Schedule of Fair Value of Warrant Liabilities (Details)	Nov. 04, 2024 USD ($) $ / shares
Schedule of Fair Value of Warrant Liabilities [Abstract]
Risk-free rate of return	4.29%
Estimated volatility rate	94.67%
Dividend yield	0.00%
Spot price of underling ordinary share (in Dollars per share)	$ 0.92
Exercise price (in Dollars per share)	$ 0.68
Fair value of warrant (in Dollars) | $	$ 3,232,000